Shareholder Report, Average Annual Return (Details)	12 Months Ended
Oct. 31, 2025
Fundstrat Granny Shots US Large Cap ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	29.86%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	16.86%